DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Time Deposit Maturities, Year One	$ 3,054,563
Time Deposit Maturities, Year Two	71,468
Time Deposit Maturities, Year Three	13,786
Time Deposit Maturities, Year Four	8,008
Time Deposit Maturities, Year Five	4,272
Time Deposit Maturities, after Year Five	168
Time	$ 3,152,265	$ 2,718,390